Non-Controlling Interest in Subsidiaries	12 Months Ended
Dec. 31, 2019
Non-Controlling Interest in Subsidiaries
Non-Controlling Interest in Subsidiaries
28. NON-CONTROLLING INTEREST IN SUBSIDIARIES

As at	December 31	December 31
millions of Canadian dollars	2019	2018
Preferred shares of GBPC	$14	$19
Domlec	21	22
	$35	$41

Preferred shares of GBPC:

Authorized:
10,000 non-voting cumulative redeemable variable perpetual preferred shares.

	2019		2018
Issued and outstanding:	number of shares	millions of dollars	number of shares	millions of dollars
Outstanding as at December 31	10,000	$14	20,000	$19

GBPC Non–Voting Cumulative Variable Perpetual Preferred Stock:

In June 2019, GBPC redeemed all outstanding preferred shares, replacing them with $10 million USD debt at 4 per cent and $10 million USD preferred shares at 6 per cent. The new preferred shares are redeemable by GBPC after June 17, 2021, at $1,000 Bahamian per share plus accrued and unpaid dividends and are entitled to a 6.0 per cent per annum fixed cumulative preferential dividend to be paid semi-annually, with the first payment scheduled for January 2020.

The Preferred Shares rank behind GBPC’s current and future secured and unsecured debt and ahead of all of GBPC’s current and future common stock.